CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 128.7	$ 171.8
Restricted cash	20.2	27.2
Accounts receivable, net	487.1	468.4
Notes receivable, net	167.7	188.7
Inventories	248.5	265.6
Prepaid expenses, deposits and other current assets	123.3	183.5
Total current assets	1,175.5	1,305.2
Long-term restricted cash	17.9	16.8
Long-term notes receivable, net	51.3	87.5
Property and equipment, net	794.0	1,012.8
Goodwill	3,013.7	4,108.3
Intangible assets, net	1,920.0	2,251.6
Software, net	485.9	592.7
Equity investments	228.5	288.2
Other assets	45.4	58.0
Total assets	7,732.2	9,721.1
Current liabilities:
Current portion of long-term debt	50.3	50.6
Accounts payable	159.8	155.8
Accrued liabilities	443.8	449.4
Total current liabilities	653.9	655.8
Deferred income taxes	228.2	562.3
Other long-term liabilities	188.9	236.8
Long-term debt, excluding current portion	8,156.7	8,262.3
Total liabilities	9,227.7	9,717.2
Commitments and contingencies (see Note 14 and Note 22)
Stockholders' (deficit) equity:
Class A common stock, par value $0.01 per share, 199.3 shares authorized, 103.7 and 102.3 shares issued and 86.5 and 85.1 shares outstanding as of December 31, 2015 and December 31, 2014, respectively	1.0	1.0
Additional paid-in capital	765.9	743.2
Accumulated loss	(1,865.0)	(470.7)
Treasury stock, at cost, 17.2 shares held as of December 31, 2015 and December 31, 2014, respectively	(175.2)	(175.2)
Accumulated other comprehensive loss	(222.2)	(94.4)
Total stockholders' (deficit) equity	(1,495.5)	3.9
Total liabilities and stockholders' (deficit) equity	$ 7,732.2	$ 9,721.1